Balance sheets Parentheticals (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, no par value	$ 0	$ 0
Preferred Stock, shares issued	0	0
Common Stock, no par value	$ 0	$ 0
Common Stock, shares issued	14,522,727	14,522,727
Common Stock, shares outstanding	14,522,727	14,522,727